BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss for basic and diluted loss per share	$ (24,314)	$ (35,970)
Denominator:
Weighted average number of Class A ordinary shares used in computing basic net loss per share (in shares)	30,043,892	11,934,325
Weighted average number of Class A ordinary shares used in computing diluted net loss per share (in shares)	30,043,892	11,934,325
Weighted average number of shares excluded from calculation of diluted loss per share (in shares)	7,144,088	6,503,966
Class A Ordinary Shares
Denominator:
Weighted average number of Class A ordinary shares used in computing basic net loss per share (in shares)	30,043,892	11,934,325
Weighted average number of Class A ordinary shares used in computing diluted net loss per share (in shares)	30,043,892	11,934,325
Basic net loss per Class A Ordinary shares (in USD per share)	$ (0.81)	$ (3.01)
Diluted net loss per Class A Ordinary shares (in USD per share)	$ (0.81)	$ (3.01)